Convertible Notes Payable (Details 1) - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Short-term Debt [Line Items]
Total convertible notes payable	$ 224,537	$ 203,449
8% Convertible Note Due March 14, 2017 [Member]
Short-term Debt [Line Items]
Date Issued/Funded		Feb. 09, 2017
Total convertible notes payable		$ 48,449
8% Convertible Note Due May 27, 2017 [Member]
Short-term Debt [Line Items]
Date Issued/Funded		Apr. 27, 2017
Total convertible notes payable		$ 75,000
8% Convertible Note Due September 9, 2018 [Member]
Short-term Debt [Line Items]
Date Issued/Funded		Sep. 09, 2017
Total convertible notes payable		$ 40,000
8% Convertible Note Due December 14, 2018 [Member]
Short-term Debt [Line Items]
Date Issued/Funded		Dec. 14, 2017
Total convertible notes payable		$ 40,000
8% Convertible Note Due March 14, 2017 [Member]
Short-term Debt [Line Items]
Date Issued/Funded	Mar. 14, 2016
Total convertible notes payable	$ 65,000
10% Convertible Note Due April 30, 2019 [Member]
Short-term Debt [Line Items]
Date Issued/Funded	Apr. 30, 2016
Total convertible notes payable	$ 67,986
10% Convertible Note Due May 26, 2017 [Member]
Short-term Debt [Line Items]
Date Issued/Funded	May 26, 2016
Total convertible notes payable	$ 75,000
10% Convertible Note Due March 14, 2017 [Member]
Short-term Debt [Line Items]
Date Issued/Funded	Jan. 11, 2017
Total convertible notes payable	$ 16,551